Leases - Summary of Quantitative Information About Right-of-use assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 30,353	€ 13,614
Current lease liabilities	5,520	1,826
Non-current lease liabilities	26,097	12,077
Depreciation of right-of-use assets	3,408	1,805	€ 1,312
Interest expense on lease liabilities	527	294	198
Cash outflow for leases	3,742	1,953	1,360
Office buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	9,886	10,985
Current lease liabilities	820	963
Non-current lease liabilities	9,423	10,315
Depreciation of right-of-use assets	893	682	368
Interest expense on lease liabilities	216	241	157
Cash outflow for leases	1,031	764	392
Car [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,134	1,761
Current lease liabilities	604	676
Non-current lease liabilities	551	1,105
Depreciation of right-of-use assets	653	948	887
Interest expense on lease liabilities	25	39	37
Cash outflow for leases	675	974	909
Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	18,674	0
Current lease liabilities	4,002	0
Non-current lease liabilities	15,596	0
Depreciation of right-of-use assets	1,633	0	0
Interest expense on lease liabilities	266	0	0
Cash outflow for leases	1,774	0	0
Other [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	659	868
Current lease liabilities	94	187
Non-current lease liabilities	527	657
Depreciation of right-of-use assets	229	175	57
Interest expense on lease liabilities	20	14	4
Cash outflow for leases	€ 262	€ 215	€ 59